Property, plant and equipment (Details 2)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Switching and transmission equipment and media | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment	2.50%	2.50%
Switching and transmission equipment and media | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment	66.67%	66.67%
Infrastructure | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment	2.50%	2.50%
Infrastructure | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment	50.00%	50.00%
Lending equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment	20.00%	20.00%
Lending equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment	50.00%	50.00%
Terminal equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment	10.00%	10.00%
Terminal equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment	50.00%	50.00%
Other P&E assets | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment	10.00%	10.00%
Other P&E assets | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment	50.00%	50.00%